Organization and Summary of Significant Accounting Policies - Summary of Potentially Dilutive Securities (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Stock options plan [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from the calculation of diluted net loss per common share	7,766	6,755
Restricted stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from the calculation of diluted net loss per common share	769	1,453
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from the calculation of diluted net loss per common share	2,841	2,841